Note 3 - Stockholders' Deficit, Stock Options and Warrants - Summary of Transactions for Stock Options and Warrants (Details) - $ / shares		1 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee Stock Option [Member]
Number of Shares Outstanding (in shares)				31,349	17,944	15,430
Average Exercise Price Outstanding (in dollars per share)				$ 133.25	$ 187.75	$ 168.75
Number of Shares Issued (in shares)				100,837	14,171	3,028
Average Exercise Price Issued (in dollars per share)				$ 3.329	$ 69	$ 203
Number of Shares Expired (in shares)				(22,377)	(766)	(316)
Average Exercise Price Expired (in dollars per share)				$ 122.132	$ 293.25	$ 589.50
Number of Shares Exercised (in shares)
Average Exercise Price Exercised (in dollars per share)				$ 65.75		$ 44
Number of Shares Outstanding (in shares)				108,498	31,349	17,944
Average Exercise Price Outstanding (in dollars per share)				$ 15.652	$ 133.25	$ 187.75
Number of Shares Exercised (in shares)				(1,312)		(198)
Warrant [Member]
Number of Shares Outstanding (in shares)				323,099	20,029
Average Exercise Price Outstanding (in dollars per share)				$ 128.50	$ 198.75	$ 262.50
Number of Shares Issued (in shares)				730,882	303,269	6,455
Average Exercise Price Issued (in dollars per share)				$ 1.44	$ 123.75	$ 95.25
Number of Shares Expired (in shares)					(79)	(3,275)
Average Exercise Price Expired (in dollars per share)					$ 283.50	$ 338.50
Number of Shares Exercised (in shares)				(939,879)	(120)	(1,629)
Average Exercise Price Exercised (in dollars per share)					$ 123.75	$ 209.50
Number of Shares Outstanding (in shares)				114,102	323,099	20,029
Average Exercise Price Outstanding (in dollars per share)				$ 369.06	$ 128.50	$ 198.75
Number of Shares Outstanding (in shares)				31,349
Average Exercise Price Exercised (in dollars per share)				$ 65.75
Number of Shares Outstanding (in shares)				108,498	31,349
Average Exercise Price Outstanding (in dollars per share)
Number of Shares Exercised (in shares)	(178)	(149)	(178)